UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Empyrean Capital Partners, LP
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Address:   10250 Constellation Boulevard
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           Suite 2950
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           Los Angeles, California  90067
           --------------------------------------------------

Form 13F File Number:      028-11141
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      C. Martin Meekins
           --------------------------------------------------
Title:     General Counsel and Chief Compliance Officer
           --------------------------------------------------
Phone:     310-843-3071
           --------------------------------------------------

Signature, Place, and Date of Signing:

s/ C. Martin Meekins      Los Angeles, California                  08/14/2012
--------------------   --------------------------------------------------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        50
                                               -------------

Form 13F Information Table Value Total:        $  1,888,651
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE


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                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION SOLE
---------------------------- ---------------- --------- -------- ---------- --- ---- ----------  ---------------
AAR CORP                     NOTE 1.750% 2/0  000361AH8    5,940  6,000,000 PRN      SOLE              6,000,000
AETNA INC NEW                COM              00817Y108   58,155  1,500,000 SH  CALL SOLE              1,500,000
AGNICO EAGLE MINES LTD       COM              008474108   44,506  1,100,000 SH       SOLE              1,100,000
AGNICO EAGLE MINES LTD       COM              008474108   30,345    750,000 SH  CALL SOLE                750,000
AMYLIN PHARMACEUTICALS INC   COM              032346108   25,380    900,000 SH       SOLE                900,000
ARRIS GROUP INC              NOTE 2.000%11/1  04269QAC4   10,749 10,075,000 PRN      SOLE             10,075,000
BALLY TECHNOLOGIES INC       COM              05874B107   83,521  1,790,000 SH       SOLE              1,790,000
BARD C R INC                 COM              067383109   72,071    670,800 SH       SOLE                670,800
BARNES GROUP INC             NOTE 3.375% 3/1  067806AD1    2,702  2,500,000 PRN      SOLE              2,500,000
BLOCK H & R INC              COM              093671105   47,940  3,000,000 SH       SOLE              3,000,000
BOSTON PRIVATE FINL HLDGS IN *W EXP 11/21/201 101119113    1,167    312,780 SH       SOLE                312,780
COGENT COMM GROUP INC        NOTE 1.000% 6/1  19239VAB0    3,224  3,395,000 PRN      SOLE              3,395,000
COMTECH TELECOMMUNICATIONS C NOTE 3.000% 5/0  205826AF7    9,560  8,970,000 PRN      SOLE              8,970,000
COMVERSE TECHNOLOGY INC      COM PAR $0.10    205862402    7,459  1,282,775 SH       SOLE              1,282,775
CONSTELLATION BRANDS INC     CL A             21036P108   54,120  2,000,000 SH       SOLE              2,000,000
CORELOGIC INC                COM              21871D103    4,431    241,977 SH       SOLE                241,977
DIGITAL RIV INC              NOTE 2.000%11/0  25388BAD6   23,142 24,750,000 PRN      SOLE             24,750,000
DISCOVERY COMMUNICATNS NEW   COM SER C        25470F302   38,052    759,676 SH       SOLE                759,676
DOLLAR FINL CORP             NOTE 2.875% 6/3  256664AB9    4,791  4,630,000 PRN      SOLE              4,630,000
EURONET WORLDWIDE INC        NOTE 3.500%10/1  298736AF6   10,889 10,876,000 PRN      SOLE             10,876,000
FIRST AMERN FINL CORP        COM              31847R102    4,104    241,977 SH       SOLE                241,977
GENCORP INC                  SDCV 4.062%12/3  368682AN0    1,282  1,250,000 PRN      SOLE              1,250,000
GENERAL CABLE CORP DEL NEW   NOTE 0.875%11/1  369300AD0   19,113 19,990,000 PRN      SOLE             19,990,000
GENERAL MTRS CO              *W EXP 07/10/201 37045V126    1,718    253,355 SH       SOLE                253,355
GILEAD SCIENCES INC          NOTE 0.625% 5/0  375558AH6    4,113  3,000,000 PRN      SOLE              3,000,000
GLOBAL EAGLE ACQUISITION COR COM              37951D102   11,736  1,200,000 SH       SOLE              1,200,000
GLOBAL EAGLE ACQUISITION COR *W EXP 05/13/201 37951D110      584  1,191,250 SH       SOLE              1,191,250
GREATBATCH INC               SDCV 2.250% 6/1  39153LAB2   26,094 26,303,000 PRN      SOLE             26,303,000
HUMAN GENOME SCIENCES INC    COM              444903108   19,695  1,500,000 SH       SOLE              1,500,000
LIBERTY INTERACTIVE CORPORAT INT COM SER A    53071M104   88,875  5,000,000 SH       SOLE              5,000,000
LIBERTY MEDIA CORPORATION    LIB CAP COM A    530322106   48,351    550,000 SH       SOLE                550,000
LIFE TECHNOLOGIES CORP       COM              53217V109  104,602  2,325,000 SH       SOLE              2,325,000
MEDICIS PHARMACEUTICAL CORP  NOTE 2.500% 6/0  58470KAA2    8,238  6,578,000 PRN      SOLE              6,578,000
NAVISTAR INTL CORP NEW       COM              63934E108   56,740  2,000,000 SH       SOLE              2,000,000
NAVISTAR INTL CORP NEW       COM              63934E108   14,185    500,000 SH  PUT  SOLE                500,000
ON SEMICONDUCTOR CORP        NOTE 1.875%12/1  682189AD7    6,228  5,550,000 PRN      SOLE              5,550,000
POWERSHARES QQQ TRUST        UNIT SER 1       73935A104  230,976  3,600,000 SH  PUT  SOLE              3,600,000
RADISYS CORP                 NOTE 2.750% 2/1  750459AE9    1,516  1,540,000 PRN      SOLE              1,540,000
REGIS CORP MINN              NOTE 5.000% 7/1  758932AA5   15,555 12,000,000 PRN      SOLE             12,000,000
RF MICRODEVICES IN           NOTE 1.000% 4/1  749941AJ9    6,439  6,524,000 PRN      SOLE              6,524,000
RF MICRODEVICES INC          COM              749941100      109     25,589 SH       SOLE                 25,589
RTI INTL METALS INC          NOTE 3.000%12/0  74973WAA5   10,212 10,000,000 PRN      SOLE             10,000,000
SBA COMMUNICATIONS CORP      COM              78388J106   57,050  1,000,000 SH       SOLE              1,000,000
SPDR S&P 500 ETF TR          TR UNIT          78462F103  136,105  1,000,000 SH  PUT  SOLE              1,000,000
TFS FINL CORP                COM              87240R107   57,300  6,000,000 SH       SOLE              6,000,000
TYCO INTERNATIONAL LTD       SHS              H89128104   81,918  1,550,000 SH       SOLE              1,550,000
UNITED AUTO GROUP INC        NOTE 3.500% 4/0  909440AH2   11,383 12,667,000 PRN      SOLE             12,667,000
WARNER CHILCOTT PLC IRELAND  SHS A            G94368100   35,860  2,000,000 SH       SOLE              2,000,000
WELLPOINT INC                COM              94973V107  207,318  3,250,000 SH  CALL SOLE              3,250,000
YAHOO INC                    COM              984332106   83,108  5,250,000 SH       SOLE              5,250,000
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